UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments

Senior Floating-Rate Interests — 116.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.3%
Alliant Techsystems Inc.
Term Loan, Maturing October 15, 2020(2)	2,500	$2,518,750
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	3,786	3,785,536
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	11,236	11,357,720
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	14,603	14,622,272
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	5,056	5,097,350
Term Loan, 6.25%, Maturing November 2, 2018	2,292	2,310,799
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,082	1,094,789
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(3)	4,974	2,362,419
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	13,027	13,154,796
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	48,139	48,159,054
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,128	2,045,977
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,630	58,786,424

		$165,295,886

Air Transport — 0.0%(4)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(3)	269	$215,584

		$215,584

Automotive — 4.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	13,691	$13,844,708
Allison Transmission, Inc.
Term Loan, 3.18%, Maturing August 7, 2017	6,766	6,800,267
Term Loan, 3.75%, Maturing August 23, 2019	22,187	22,370,419
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	21,902	22,121,005
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,181	1,176,175
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	37,558	37,946,387

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Corporation
Term Loan, 2.12%, Maturing December 29, 2014		17,447	$17,297,139
Term Loan, 2.12%, Maturing December 28, 2015		16,161	16,022,293
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,502,402
Metaldyne Company LLC
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,481	3,394,182
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,974	25,171,378
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		2,374	2,391,352
Schaeffler AG
Term Loan, 3.25%, Maturing April 22, 2016	EUR	8,788	11,947,466
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,685,433
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,294	16,371,894
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020		12,444	12,623,177
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		946	951,655
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		26,822	26,732,385

			$281,349,717

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,508	$5,510,441
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	22,975	31,486,736

			$36,997,177

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,925	$14,967,491
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,453	4,470,017
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,641	3,664,830
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,575	5,581,969
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		5,300	5,160,875
Preferred Proppants, LLC
Term Loan, Maturing December 15, 2016(2)		6,361	4,325,246

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, Maturing September 25, 2020(2)	14,700	$14,781,320
Term Loan - Second Lien, Maturing March 26, 2021(2)	2,500	2,557,812
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	13,790	13,803,194
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	301	301,132
Term Loan, 4.50%, Maturing March 5, 2020	12,527	12,670,746
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,576	4,598,846
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,500	2,515,373

		$89,398,851

Business Equipment and Services — 11.4%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	34,569	$34,734,413
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	22,666	22,796,662
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016	4,991	4,943,861
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	5,350	5,385,524
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	1,498,963
Term Loan, 5.00%, Maturing February 21, 2015	16,970	16,596,468
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	6,881	6,936,805
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	6,271	6,380,465
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	14,223	14,186,981
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	4,475	4,505,760
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	699	702,534
Term Loan, 6.25%, Maturing October 23, 2018	2,914	2,927,226
Brickman Group Holdings Inc.
Term Loan, 3.26%, Maturing October 14, 2016	5,975	6,009,031
Term Loan, 4.00%, Maturing September 28, 2018	7,537	7,590,678
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	2,790	2,798,424
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,328	13,347,421
Ceridian Corp.
Term Loan, 4.42%, Maturing May 9, 2017	11,450	11,513,215

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	GBP	3,341	$5,034,886
Term Loan, 7.00%, Maturing January 30, 2017		3,293	3,292,844
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,955	1,969,914
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,935	19,860,019
Education Management LLC
Revolving Loan, Maturing June 1, 2015(2)		7,500	6,787,500
Term Loan, 4.25%, Maturing June 1, 2016		5,919	5,694,049
Term Loan, 8.25%, Maturing March 29, 2018		12,928	12,927,723
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019		34,889	35,092,083
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		3,850	3,912,563
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		26,205	26,325,171
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		17,368	17,628,935
Garda World Security Corp.
Term Loan, 5.75%, Maturing November 13, 2019		6,043	6,061,670
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing January 21, 2020	EUR	995	1,352,649
Term Loan, 4.00%, Maturing February 7, 2020		11,847	11,814,985
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,287	23,370,724
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,344	8,413,764
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		24,541	24,705,540
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,275	22,284,943
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		11,025	11,098,504
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		24,935	25,069,578
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		8,050	8,113,732
ISS Holdings A/S
Term Loan, 3.72%, Maturing April 30, 2015	EUR	1,000	1,375,262
Term Loan, 4.22%, Maturing April 30, 2015	EUR	7,143	9,823,297
Term Loan, 3.75%, Maturing April 30, 2018		9,377	9,408,736
Ista International GmbH
Term Loan, 4.23%, Maturing April 30, 2020	EUR	123	169,076
Term Loan, 4.23%, Maturing April 30, 2020	EUR	942	1,292,117
Term Loan, 4.23%, Maturing June 1, 2020	EUR	1,984	2,721,354

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	9,767	$9,779,394
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	17,794	17,908,209
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	29,610	29,813,387
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	9,175	9,488,482
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	13,042	13,009,152
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020	3,950	3,952,469
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	17,353	17,519,069
National CineMedia, LLC
Term Loan, 2.92%, Maturing November 26, 2019	4,425	4,418,363
Nuance Communications, Inc.
Term Loan, 2.92%, Maturing August 7, 2019	4,988	4,988,019
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	13,425	13,508,906
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019	4,500	4,570,313
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018	50,382	50,633,218
Term Loan, 4.50%, Maturing June 8, 2018	2,630	2,632,897
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	1,901	1,898,577
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	15,456	15,223,871
Term Loan, 4.43%, Maturing January 31, 2017	14,911	14,689,376
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017	6,702	6,727,248
Term Loan, 4.50%, Maturing January 31, 2020	22,181	22,370,654
Term Loan, 4.00%, Maturing March 9, 2020	47,385	47,851,302
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	4,911	4,964,313
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	16,273	16,379,426
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	345	348,214
Term Loan, 6.00%, Maturing July 28, 2017	2,255	2,274,528
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019	3,308	3,324,917
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018	25,106	25,221,439

		$811,951,792

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		4,012	$4,014,495
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,278	2,287,903
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,240	30,308,536
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,586	15,460,190
Term Loan, 3.00%, Maturing January 4, 2021		16,097	15,969,347
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		6,947	6,940,465
CSC Holdings, Inc.
Term Loan, 2.67%, Maturing April 17, 2020		21,347	21,195,751
Lavena Holding 3 GMBH
Term Loan, 4.09%, Maturing March 6, 2017	EUR	6,423	8,753,754
Term Loan, 4.09%, Maturing March 6, 2017	EUR	6,496	8,853,952
MCC Iowa LLC
Term Loan, 1.89%, Maturing January 30, 2015		1,833	1,821,813
Term Loan, 3.25%, Maturing January 29, 2021		6,983	6,960,680
Media Holdco, LP
Term Loan, 7.25%, Maturing July 24, 2018		4,989	5,013,936
Mediacom Illinois, LLC
Term Loan, 1.64%, Maturing January 30, 2015		5,620	5,589,070
Term Loan, 4.50%, Maturing October 23, 2017		2,832	2,835,903
Sterling Entertainment Enterprises, LLC
Term Loan, 3.17%, Maturing December 28, 2017		11,100	10,889,100
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,410,547
Term Loan, 3.88%, Maturing March 26, 2021	EUR	26,812	36,694,247
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,614,313
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	20,160,167
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,516,970
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,250	3,258,563
YPSO Holding SA
Term Loan, 5.13%, Maturing June 6, 2016	EUR	2,579	3,519,607
Term Loan, 5.13%, Maturing June 6, 2016	EUR	2,774	3,785,746
Term Loan, 5.13%, Maturing June 6, 2016	EUR	8,033	10,961,001
Term Loan, 5.13%, Maturing December 29, 2017	EUR	4,885	6,640,544
Term Loan, Maturing December 29, 2017(2)	EUR	1,358	1,860,155
Term Loan, Maturing December 31, 2018(2)	EUR	1,370	1,878,224

			$327,194,979

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 5.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	2,768	$3,772,429
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,316	5,358,952
Term Loan, 4.50%, Maturing October 3, 2019		10,245	10,328,481
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,349	20,484,484
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		42,280	42,775,593
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,980	5,482,198
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,481	4,524,334
Chemtura Corporation
Term Loan, 3.50%, Maturing August 29, 2016		2,762	2,782,599
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,979	1,991,856
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,718	6,768,493
General Chemical Corporation
Term Loan, 5.02%, Maturing October 6, 2015		944	954,880
Huntsman International, LLC
Term Loan, 2.72%, Maturing April 19, 2017		3,467	3,472,138
Term Loan, Maturing January 31, 2021(2)		18,075	18,117,368
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	7,824	10,680,687
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		53,867	54,110,723
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		17,237	17,314,365
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		253	256,611
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,209	7,263,496
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,950	6,976,062
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,024,376
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	2,000	2,729,076
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,976	5,016,146
Term Loan, 5.53%, Maturing June 8, 2020		2,985	2,879,597
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		24,889	25,100,077

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	289	$278,640
Term Loan, 4.73%, Maturing December 18, 2014	EUR	824	794,454
Term Loan, 4.73%, Maturing December 18, 2014	EUR	887	854,910
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,436	1,454,127
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		3,940	3,969,777
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,950	9,968,719
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		38,840	39,213,717
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,375	35,840,950
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,703	2,724,820

			$356,265,135

Clothing / Textiles — 0.1%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		6,404	$6,433,573

			$6,433,573

Conglomerates — 0.7%
Financiere SPIE S.A.S.
Term Loan, 4.63%, Maturing August 30, 2018	EUR	7,500	$10,304,044
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016		4,921	4,853,617
Term Loan, 5.50%, Maturing October 18, 2017		6,332	6,276,920
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing August 13, 2019		2,500	2,509,635
Term Loan, 4.50%, Maturing December 17, 2019		13,988	14,062,074
Term Loan, 5.00%, Maturing December 17, 2019	CAD	14,498	13,887,798

			$51,894,088

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 2.17%, Maturing April 3, 2015		17,393	$17,437,602
Term Loan, 3.50%, Maturing February 7, 2020		37,435	37,328,041
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,756	15,880,677
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020		17,905	17,804,408

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		7,174	$7,200,633
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	2,918	3,990,943
Term Loan, 4.50%, Maturing April 23, 2019		5,663	5,705,489
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		20,681	20,873,715
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		614	619,666
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,996	7,027,047

			$133,868,221

Cosmetics / Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		963	$971,364
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		2,225	2,242,035
Term Loan, 4.00%, Maturing August 19, 2019		14,375	14,443,756
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,278	18,619,449

			$36,276,604

Drugs — 2.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,059	$7,097,261
Amneal Pharmaceuticals LLC
Term Loan, Maturing October 1, 2019(2)		5,250	5,197,500
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020		24,050	24,250,409
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,823	7,945,397
Catalent Pharma Solutions Inc.
Term Loan, 3.67%, Maturing September 15, 2016		7,944	7,977,896
Term Loan, 4.25%, Maturing September 15, 2017		12,738	12,805,486
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018		229	229,845
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		5,160	5,224,183
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		2,250	2,295,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		13,191	13,246,932

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	20,026	$20,219,644
Term Loan, 3.75%, Maturing December 11, 2019	23,712	23,942,100
Term Loan, 4.50%, Maturing August 5, 2020	39,452	40,023,927

		$170,455,580

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	46,734	$47,088,898
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,283	2,291,310

		$49,380,208

Electronics / Electrical — 9.7%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	14,581	$14,717,744
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	9,175	9,232,344
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	7,775	7,818,676
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	28,975	29,264,789
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	13,479	13,555,183
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	17,150	17,407,250
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	1,105	1,108,509
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	13,250	13,295,269
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	16,309	16,360,091
Dealer Computer Services, Inc.
Term Loan, 2.17%, Maturing April 21, 2016	7,565	7,579,475
Dell Inc.
Term Loan, 3.75%, Maturing October 31, 2018	14,725	14,722,953
Term Loan, 4.50%, Maturing April 30, 2020	82,475	82,098,749
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	16,053	16,139,708
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	14,311	14,424,162
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	12,358	12,396,634

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Excelitas Technologies Corp.
Term Loan, Maturing September 30, 2020(2)		7,421	$7,347,000
Term Loan, Maturing October 23, 2020(2)		479	474,000
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020		4,289	4,319,631
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021		2,000	2,032,498
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		16,268	16,438,985
Term Loan, 5.00%, Maturing January 15, 2021		6,500	6,573,125
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		26,294	26,398,138
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		6,461	6,502,972
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		41,322	41,708,818
Term Loan, 4.00%, Maturing June 1, 2020	EUR	3,945	5,382,962
Term Loan, 3.75%, Maturing June 3, 2020		3,230	3,227,051
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		7,089	7,133,684
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		28,691	28,946,899
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		7,304	7,345,493
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		11,774	11,928,146
Term Loan, 4.75%, Maturing January 11, 2020		16,346	16,568,689
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,341	8,382,454
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,664	7,685,430
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,011,250
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		10,547	10,510,753
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		44,029	44,488,655
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		6,994	7,190,242
SafeNet Inc.
Term Loan, 2.67%, Maturing April 12, 2014		738	738,316
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		5,463	5,527,618
Serena Software, Inc.
Term Loan, 4.17%, Maturing March 10, 2016		10,397	10,267,005
Term Loan, 5.00%, Maturing March 10, 2016		900	894,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	11,430	$11,429,787
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	8,208	8,352,105
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	6,492	6,532,502
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	5,250	5,040,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	10,716	10,814,996
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	952	955,827
Term Loan, 3.50%, Maturing June 7, 2019	7,499	7,533,335
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	4,720	4,723,335
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	7,852	7,744,012
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	8,113	8,198,988
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	1,009	1,009,670
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	23,521	23,643,898
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	10,866	10,981,043
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	4,250	4,295,050
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	13,062	13,233,150
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,232	7,240,915

		$692,874,338

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,551,563

		$16,551,563

Financial Intermediaries — 4.8%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	10,206	$10,250,902
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 11, 2020	6,559	6,595,454
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,495,313

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
CB Richard Ellis Services, Inc.
Term Loan, 2.93%, Maturing March 29, 2021	1,244	$1,248,026
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	6,250	6,300,625
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	20,342	20,375,934
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,281	16,349,197
First Data Corporation
Term Loan, 4.17%, Maturing March 24, 2017	6,000	6,020,874
Term Loan, 4.17%, Maturing March 23, 2018	17,255	17,305,023
Term Loan, 4.17%, Maturing September 24, 2018	26,150	26,228,450
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,144	1,142,820
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.19%, Maturing December 5, 2013	323	323,285
Term Loan, 4.19%, Maturing December 5, 2016	5,039	5,029,834
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,175	15,266,050
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	4,330	4,329,901
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,578	3,613,656
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,828	8,949,258
LPL Holdings, Inc.
Term Loan, 2.67%, Maturing March 29, 2017	1,344	1,342,406
Term Loan, 3.25%, Maturing March 29, 2019	17,302	17,302,055
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,885	8,974,278
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,542	6,583,217
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	16,422	16,509,987
Nuveen Investments, Inc.
Term Loan, 4.17%, Maturing May 15, 2017	52,237	52,028,287
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	6,475	6,442,625
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,194	16,394,021
Oz Management LP
Term Loan, 1.67%, Maturing November 15, 2016	10,910	10,213,067
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	7,595	7,640,835
Term Loan, 4.00%, Maturing November 9, 2018	5,959	5,993,677

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		5,429	$5,483,114
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		10,209	10,225,743
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		5,707	5,716,460
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		20,792	21,035,698

			$342,710,072

Food Products — 5.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		12,952	$13,054,667
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,434	1,430,435
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	14,600	17,103,663
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		12,082	12,215,271
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,641	3,662,112
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,352	9,328,184
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		40,995	41,112,373
Dole Food Company Inc.
Term Loan, Maturing November 1, 2018(2)		34,675	34,501,625
Term Loan, 3.75%, Maturing April 1, 2020		42,917	43,050,971
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,563	65,124,177
Hearthside Food Solutions, LLC
Term Loan, 4.51%, Maturing June 7, 2018		2,833	2,818,736
Term Loan, 6.50%, Maturing June 7, 2018		4,419	4,424,682
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,989	4,011,662
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	5,500	7,577,634
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		17,975	18,064,882
Term Loan, 3.75%, Maturing September 18, 2020		13,925	13,907,594
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,636	5,683,517
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,360,149

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		6,000	$6,000,000
Term Loan, 3.25%, Maturing April 29, 2020		30,646	30,648,727
United Biscuits (UK) Limited
Term Loan, 4.38%, Maturing June 30, 2020	EUR	1,825	2,507,575
Term Loan, 5.52%, Maturing June 30, 2020	GBP	4,775	7,761,504
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		4,645	4,627,305

			$398,977,445

Food Service — 4.5%
Aramark Corporation
Term Loan, 3.28%, Maturing July 26, 2016		441	$443,190
Term Loan, 3.66%, Maturing July 26, 2016		918	921,517
Term Loan, 3.70%, Maturing July 26, 2016		34,876	34,991,787
Term Loan, 3.75%, Maturing July 26, 2016		5,581	5,603,941
Term Loan, 4.00%, Maturing September 9, 2019		15,600	15,668,172
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(3)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		11,088	11,137,419
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		3,539	3,558,422
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,976	5,014,990
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		44,421	44,627,841
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		21,085	21,277,870
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		13,716	13,853,224
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		39,857	39,931,724
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		3,147	3,176,475
Sagittarius Restaurants, LLC
Term Loan, 6.26%, Maturing October 1, 2018		4,699	4,702,044
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,845	1,851,142
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		56,534	56,682,406
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		45,386	41,762,251

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		17,411	$17,467,780

			$322,937,645

Food / Drug Retailers — 3.5%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,097	$6,117,848
Term Loan, 4.75%, Maturing March 21, 2019		20,802	20,875,724
Alliance Boots Holdings Limited
Term Loan, 3.60%, Maturing July 10, 2017	EUR	4,249	5,773,086
Term Loan, 3.98%, Maturing July 10, 2017	GBP	49,200	78,718,186
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		31,606	31,803,635
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	2,725	3,756,134
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,708	1,731,944
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		40,549	40,781,263
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,949,219
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		30,366	30,596,877

			$246,103,916

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,965	$4,024,539
SIG Euro Holdings AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,723	3,733,437

			$7,757,976

Health Care — 10.8%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,481	$2,499,419
Term Loan, 4.25%, Maturing June 30, 2017		5,221	5,255,933
Term Loan, 4.25%, Maturing June 30, 2017		15,643	15,760,580
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		14,867	14,755,655
Term Loan, Maturing June 3, 2019(2)		401	398,587
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		6,166	6,241,800
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		21,737	21,886,622

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		6,357	$6,436,652
Biomet Inc.
Term Loan, 3.69%, Maturing July 25, 2017		57,708	58,212,582
BSN Medical Inc.
Term Loan, 4.25%, Maturing August 28, 2019		4,714	4,719,917
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,623	1,632,394
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		14,686	14,819,418
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017		24,185	24,302,983
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,443	3,471,214
CRC Health Corporation
Term Loan, 4.67%, Maturing November 16, 2015		7,503	7,535,746
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,460	6,507,235
Term Loan, 4.00%, Maturing November 1, 2019		21,438	21,583,478
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		18,558	18,732,349
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,808	9,489,507
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		34,504	34,649,252
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		5,014	5,042,512
Term Loan, 4.50%, Maturing August 28, 2020	EUR	700	960,378
Term Loan, 4.25%, Maturing August 31, 2020		16,485	16,578,216
Term Loan, 4.50%, Maturing August 31, 2020	EUR	2,300	3,157,424
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 15, 2019		14,750	14,676,250
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		19,958	20,137,143
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017		24,936	25,021,885
Term Loan, 2.92%, Maturing May 1, 2018		23,913	23,993,827
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		22,818	22,855,249
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		13,589	13,684,124
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		18,515	18,660,720
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		9,351	9,228,053
Term Loan, 7.75%, Maturing May 15, 2018		10,584	10,448,047

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	9,330	$9,347,291
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	38,476	38,836,268
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,173	2,085,600
Lifepoint Hospitals, Inc.
Term Loan, 2.68%, Maturing July 24, 2017	4,342	4,366,586
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,159	2,167,102
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	2,222	2,221,555
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	8,257	8,303,237
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,005	6,057,472
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	23,518	23,721,593
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	21,728	21,890,622
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	27,640	27,951,076
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	37,373	37,687,880
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	14,450	14,496,659
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	13,114	13,163,604
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	9,231	9,281,379
Select Medical Corporation
Term Loan, 3.51%, Maturing February 13, 2016	4,417	4,433,187
Term Loan, 4.00%, Maturing June 1, 2018	6,309	6,348,105
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	12,664	12,719,223
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	7,681	7,555,938
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,626	8,108,030
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	7,966	7,992,889
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	10,975	11,112,188
Universal Health Services, Inc.
Term Loan, 2.42%, Maturing November 15, 2016	521	524,077

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
VWR Funding, Inc.
Term Loan, 4.17%, Maturing April 3, 2017		17,403	$17,500,789
Term Loan, 4.42%, Maturing April 3, 2017		7,006	7,045,415
Term Loan, 4.63%, Maturing April 3, 2017	EUR	1,221	1,674,368

			$769,927,284

Home Furnishings — 0.6%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		22,154	$22,347,566
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,655	21,645,988

			$43,993,554

Industrial Equipment — 3.3%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		11,130	$11,185,500
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,897	40,184,723
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		7,295	7,308,553
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		17,125	17,153,222
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,325	4,554,018
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		24,489	24,480,985
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		8,945	8,987,420
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		27,227	27,401,288
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	373,626
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		9,801	9,805,353
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		9,675	9,620,578
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		43,750	43,866,200
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		7,094	7,156,075
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,228	16,207,822
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		5,399	5,429,192

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	4,446	$4,466,232

		$238,180,787

Insurance — 3.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	18,789	$18,915,178
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	31,884	31,990,769
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	7,709	7,757,047
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	79,660	79,728,344
Term Loan, 3.50%, Maturing July 8, 2020	7,930	7,771,522
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	26,038	26,156,950
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019	27,083	27,245,040
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	6,042	6,026,012
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	14,604	14,622,209
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,258,077
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	25,150	25,299,341
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	9,077	9,114,131

		$260,884,620

Leisure Goods / Activities / Movies — 5.0%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	30,175	$30,301,614
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	24,107	24,137,078
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	25,549,288
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,740	13,829,654
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,027	4,043,260
Cinemark USA, Inc.
Term Loan, 3.18%, Maturing December 18, 2019	3,598	3,623,224

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	7,464	$7,512,544
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,112	1,115,329
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,508	21,707,691
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	5,636	5,680,494
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	14,095	14,218,531
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,904	2,914,890
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,803,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,972	13,004,393
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	891	427,603
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.95%, Maturing June 28, 2019	9,201	9,237,305
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	6,100	6,122,869
Revolution Studios Distribution Company, LLC
Term Loan, 3.92%, Maturing December 21, 2014	4,453	3,940,873
Term Loan - Second Lien, 7.17%, Maturing June 21, 2015(3)	2,825	1,945,013
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	8,961	9,058,414
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	29,300	29,381,102
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	23,482	23,322,555
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	4,754	4,789,647
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	20,080	20,004,752
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 13, 2019	1,000	1,009,375
Term Loan - Second Lien, 9.25%, Maturing September 11, 2020	3,000	3,075,000
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	12,960	12,996,905
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	11,746	11,767,586
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,299,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,400	$19,415,151
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		16,500	16,582,814

			$354,817,626

Lodging and Casinos — 3.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,493	$2,528,350
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020		15,450	15,498,281
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,150	4,158,819
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		23,242	21,873,606
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		7,950	8,028,673
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		5,400	5,460,750
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	23,725	38,438,019
Hilton Worldwide Finance, LLC
Term Loan, 4.00%, Maturing October 26, 2020		75,575	76,099,339
Las Vegas Sands LLC
Term Loan, 2.67%, Maturing November 23, 2016		1,530	1,530,023
Term Loan, 2.67%, Maturing November 23, 2016		6,056	6,058,588
MGM Resorts International
Term Loan, 2.92%, Maturing December 20, 2017		10,384	10,396,730
Term Loan, 3.50%, Maturing December 20, 2019		30,437	30,478,407
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		8,304	8,321,485
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		4,100	4,143,563
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		4,053	4,061,442
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		394	395,970

			$237,472,045

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,761	$17,947,778
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		31,493	30,602,501

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	8,883	$9,126,959
Fairmount Minerals LTD
Term Loan, 4.31%, Maturing March 15, 2017	3,525	3,548,289
Term Loan, 5.00%, Maturing September 5, 2019	20,025	20,209,090
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	2,743	2,742,439
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	9,779	9,020,770
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	11,962	12,037,013
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,827	3,863,634
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,540,000
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	5,099	4,684,247
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,137,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	19,269	18,924,592

		$140,384,812

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	24,542	$24,771,757
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	6,700	6,792,125
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	21,625	21,895,313
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	353	356,070
Term Loan, 9.00%, Maturing June 23, 2017	5,034	5,141,100
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	5,056	5,180,021
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	8,595	8,651,108
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	7,175	7,239,998
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	4,900	4,995,447
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,155	1,147,879
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,938	39,199,504

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	7,972	$8,001,688
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,035	7,061,311
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,525	14,674,796
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	16,902	16,979,857
Term Loan, 5.00%, Maturing September 25, 2019	1,368	1,374,295
Term Loan, 5.00%, Maturing September 25, 2019	2,240	2,249,971
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)	7,500	7,546,875
Term Loan, 5.25%, Maturing November 13, 2018	9,610	9,702,759
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,046	29,109,927

		$222,071,801

Publishing — 3.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	5,547	$5,512,455
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	11,100	11,127,750
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	13,347	13,366,906
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016	2,251	2,249,794
Term Loan, 6.65%, Maturing December 30, 2016	3,440	3,421,635
Term Loan, 6.65%, Maturing December 30, 2016	3,518	3,499,489
Term Loan - Second Lien, 7.90%, Maturing June 29, 2018	1,299	1,217,803
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	49,900	43,990,072
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	29,387	29,441,642
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	43,262	43,604,985
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	4,950	5,041,395
Media General Inc.
Term Loan, 3.25%, Maturing July 31, 2020(5)	11,100	11,169,375
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	5,516	5,579,277
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	3,025	3,038,864

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		1,367	$1,046,080
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		2,001	1,952,258
Nielsen Finance LLC
Term Loan, 2.92%, Maturing May 2, 2016		15,926	16,015,270
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,450	5,404,585
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		10,828	10,617,814
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	2,000	2,731,792
Term Loan, 5.00%, Maturing August 14, 2020		9,175	9,186,469
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		41	40,715
Term Loan, 8.00%, Maturing September 29, 2014		167	164,506
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	5,625	9,014,160
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		15,885	15,916,678

			$254,351,769

Radio and Television — 3.0%
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		2,710	$2,635,500
Term Loan, 6.92%, Maturing January 30, 2019		17,994	17,256,416
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		24,549	24,769,403
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		5,401	5,442,797
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,600	15,385,500
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		14,595	14,676,670
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		2,686	2,702,319
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		2,016	2,031,306
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,470	8,532,365
Local TV Finance, LLC
Term Loan, 4.17%, Maturing May 7, 2015		3,856	3,876,744
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		1,951	1,959,874
Term Loan, 3.75%, Maturing October 1, 2020		2,833	2,846,296

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,616	$4,635,857
Term Loan, 3.75%, Maturing October 1, 2020		567	569,259
Nine Entertainment Group Limited
Term Loan, 3.25%, Maturing February 5, 2020		18,394	18,319,131
Term Loan, 3.50%, Maturing February 5, 2020		4,450	4,459,737
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,882	3,986,349
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,493	2,501,972
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,437	4,388,213
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,535	9,580,226
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		10,250	10,544,688
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016	EUR	946	1,255,397
Term Loan, 3.13%, Maturing January 29, 2016	EUR	946	1,255,397
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		12,962	12,963,622
Term Loan, 4.50%, Maturing March 2, 2020		995	1,000,064
Term Loan, 4.50%, Maturing March 2, 2020		2,356	2,367,886
Term Loan, 4.50%, Maturing March 2, 2020		29,997	30,142,436

			$210,085,424

Retailers (Except Food and Drug) — 5.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		21,790	$21,998,872
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	8,829	14,121,020
Term Loan, 6.01%, Maturing February 18, 2020	GBP	6,650	10,711,471
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		24,278	24,452,732
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		46,356	46,173,021
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,811	11,855,521
Douglas Holding AG
Term Loan, 4.74%, Maturing December 12, 2019	EUR	4,200	5,731,060
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		4,205	4,223,308
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,723	10,861,185

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Hudson’s Bay Company
Term Loan, Maturing November 4, 2020(2)		35,750	$36,268,375
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,806	20,906,183
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,815	19,833,546
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,517	21,614,777
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,090	3,105,073
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		39,225	39,527,346
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		6,034	6,045,752
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		26,713	26,830,164
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		1,985	1,998,647
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,839	12,909,045
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,555	8,583,919
Term Loan, 4.25%, Maturing August 7, 2019		1,037	1,042,492
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		25,825	25,835,769
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,275	14,973,319
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,728,562
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	2,640	3,313,033
Term Loan, 2.84%, Maturing March 8, 2016	EUR	2,640	3,313,033
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	22	18,893
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	154	132,249
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	1,582	1,360,274
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		4,521	4,204,101

			$406,672,742

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		15,905	$16,183,083

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017		61,876	$62,125,847
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,241	8,277,124
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,980	6,379,498
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		11,025	11,090,263
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,297	7,297,184
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013		8,250	8,270,625
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,743,455
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020		1,500	1,505,625
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		17,070	17,155,533

			$140,028,237

Surface Transport — 0.7%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		3,383	$3,383,000
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	9,564,000
Term Loan, 3.00%, Maturing March 11, 2018		16,285	16,325,621
Term Loan, 3.75%, Maturing March 12, 2018		15,706	15,796,294
Swift Transportation Co., Inc.
Term Loan, 4.00%, Maturing December 21, 2017		3,178	3,204,634

			$48,273,549

Telecommunications — 3.7%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,865	$26,806,246
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		4,000	4,009,352
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		2,736	2,732,830
Completel Europe NV
Term Loan, 4.13%, Maturing September 29, 2017	EUR	2,500	3,407,455
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		15,994	16,090,849
Term Loan, 4.75%, Maturing March 9, 2020		24,913	25,058,525
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		17,973	17,957,327

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	64,112	$64,546,823
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	1,521	1,526,892
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	4,218	4,260,306
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015	1,980	1,961,388
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	993	994,978
Term Loan, 3.75%, Maturing September 27, 2019	651	652,967
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	17,908	17,991,944
Term Loan, 4.00%, Maturing April 23, 2019	22,614	22,703,595
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	32,049	32,169,125
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	6,614	6,652,773
Term Loan, 3.50%, Maturing January 23, 2020	14,174	14,218,130

		$263,741,505

Utilities — 1.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,905	$8,976,397
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	7,157	7,082,507
Term Loan, 3.25%, Maturing January 31, 2022	2,693	2,671,928
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	4,687	4,723,478
Term Loan, 4.00%, Maturing April 2, 2018	14,392	14,493,871
Term Loan, 4.00%, Maturing October 9, 2019	12,969	13,059,173
Term Loan, Maturing October 30, 2020(2)	3,375	3,394,686
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019	1,059	1,065,935
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	15,822	15,850,142
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	5,000	5,030,210
Term Loan, 4.25%, Maturing December 31, 2019	5,916	5,951,531
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,332	4,367,788
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	3,259	3,290,260

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		8,875	$8,880,341
Power Team Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(5)		1,017	1,001,417
Term Loan, 4.25%, Maturing May 6, 2020		8,113	8,015,644
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		2,432	2,486,337
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.67%, Maturing October 10, 2016(3)		3,000	2,070,000
Term Loan, 4.67%, Maturing October 10, 2017		1,580	853,218
Term Loan, 4.70%, Maturing October 10, 2017		16,723	11,197,729

			$124,462,592

Total Senior Floating-Rate Interests (identified cost $8,239,781,840)			$8,260,238,697

Corporate Bonds & Notes — 4.8%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(4)
Calcipar SA
6.875%, 5/1/18(6)		1,000	$1,055,000

			$1,055,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,389,000

			$4,389,000

Cable and Satellite Television — 0.5%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(6)	EUR	7,500	$11,812,419
Nara Cable Funding, Ltd.
8.875%, 12/1/18(6)		4,995	5,357,137
8.875%, 12/1/18(6)		7,074	7,516,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		4,000	3,970,000
5.625%, 4/15/23(6)	EUR	5,000	6,890,578

			$35,546,259

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,690,000
Ineos Finance PLC
7.25%, 2/15/19(6)(7)	EUR	3,000	4,348,192
8.375%, 2/15/19(6)		3,800	4,251,250
7.50%, 5/1/20(6)		2,375	2,606,563
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,681,250
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)		12,350	12,380,875

			$35,958,130

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,139,063
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)		1,850	1,905,500
4.125%, 1/30/20(6)	EUR	5,000	6,941,493
3.727%, 10/15/20(6)(7)	EUR	3,000	4,247,338

			$34,233,394

Diversified Financial Services — 0.2%
KION Finance SA
4.725%, 2/15/20(6)(7)	EUR	7,150	$9,895,658
6.75%, 2/15/20(6)	EUR	3,000	4,486,479

			$14,382,137

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(6)	GBP	6,000	$9,895,731

			$9,895,731

Ecological Services and Equipment — 0.1%
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(3)(6)		106	$89,878
Tervita Corp.
8.00%, 11/15/18(6)		3,000	3,135,000
9.00%, 11/15/18(6)	CAD	2,000	1,975,735

			$5,200,613

Electronics / Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(6)	EUR	3,000	$4,139,438

			$4,139,438

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 0.2%
Vougeot Bidco PLC
5.477%, 7/15/20(6)(7)	EUR	6,875	$9,496,013
7.875%, 7/15/20(6)	GBP	3,500	5,967,299

			$15,463,312

Equipment Leasing — 0.0%(4)
International Lease Finance Corp.
6.75%, 9/1/16(6)		750	$837,188
7.125%, 9/1/18(6)		750	867,187

			$1,704,375

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(6)		2,500	$2,703,125
6.75%, 11/1/20(6)		2,575	2,739,156

			$5,442,281

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(6)(8)		11,500	$11,586,250
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(6)		10,000	9,700,000
Picard Groupe SA
4.48%, 8/1/19(6)(7)	EUR	4,000	5,539,617

			$26,825,867

Health Care — 0.7%
Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,999,562
HCA, Inc.
4.75%, 5/1/23		4,650	4,493,063
inVentiv Health, Inc.
9.00%, 1/15/18(6)		6,275	6,604,438
Tenet Healthcare Corp.
6.00%, 10/1/20(6)		12,500	13,242,187
4.375%, 10/1/21(6)		6,225	5,983,781

			$49,323,031

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		2,025	$2,187,000
Sanitec Corp.
4.976%, 5/15/18(6)(7)	EUR	1,775	2,455,193

			$4,642,193

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		224	$172,851

			$172,851

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(6)		3,000	$3,172,500
Galaxy Bidco, Ltd.
5.527%, 11/15/19(6)(7)(8)	GBP	2,500	4,008,498
Towergate Finance PLC
6.014%, 2/15/18(6)(7)	GBP	7,375	11,825,069

			$19,006,067

Leisure Goods / Activities / Movies — 0.0%(4)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(6)		2,000	$2,060,000

			$2,060,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$5,144,156
9.00%, 2/15/20		2,500	2,356,250
9.00%, 2/15/20		6,350	5,984,875

			$13,485,281

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,743,180
Univision Communications, Inc.
6.75%, 9/15/22(6)		3,400	3,723,000

			$5,466,180

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,155,000
Virgin Media Secure Finance PLC
5.375%, 4/15/21(6)		5,050	5,100,500
6.00%, 4/15/21(6)	GBP	5,175	8,608,751
Wind Acquisition Finance SA
5.479%, 4/30/19(6)(7)	EUR	4,825	6,682,163
6.50%, 4/30/20(6)		3,150	3,260,250

			$25,806,664

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(6)	8,123	$8,813,455
6.00%, 1/15/22(6)	2,000	2,080,000
7.875%, 1/15/23(6)	7,087	7,742,547
5.875%, 1/15/24(6)	5,000	5,018,750

		$23,654,752

Total Corporate Bonds & Notes (identified cost $324,924,786)		$337,852,556

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO, Series 2013-14A, Class C1, 3.094%, 4/15/25(6)(7)	$2,400	$2,327,465
Apidos CDO, Series 2013-14A, Class D, 3.744%, 4/15/25(6)(7)	3,000	2,857,461
Apidos CDO, Series 2013-14A, Class E, 4.644%, 4/15/25(6)(7)	1,500	1,292,733
Ares CLO, Ltd., 2.968%, 10/17/24(6)(7)(8)	2,000	1,943,200
Ares CLO, Ltd., 3.718%, 10/17/24(6)(7)(8)	2,000	1,898,800
Ares CLO, Ltd., 5.119%, 10/17/24(6)(7)(8)	2,000	1,834,600
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(6)(7)	2,000	1,917,838
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(6)(7)	1,670	1,552,591
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(6)(7)	1,670	1,477,761
Babson Ltd., Series 2013-IA, Class C, 2.942%, 4/20/25(6)(7)	3,150	3,076,117
Babson Ltd., Series 2013-IA, Class D, 3.742%, 4/20/25(6)(7)	2,475	2,382,667
Babson Ltd., Series 2013-IA, Class E, 4.642%, 4/20/25(6)(7)	1,500	1,357,944
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(6)(7)	2,000	1,942,526
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(6)(7)	2,000	1,940,764
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(6)(7)	1,600	1,463,013
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.942%, 4/20/25(6)(7)	2,625	2,533,049
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.742%, 4/20/25(6)(7)	2,900	2,763,216
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(6)(7)	1,500	1,454,383

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(6)(7)	$1,500	$1,415,985
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(6)(7)	1,800	1,620,506

Total Asset-Backed Securities (identified cost $40,012,618)		$39,052,619

Common Stocks — 0.3%

Security	Shares	Value

Automotive — 0.0%(4)
Dayco Products, LLC(3)(9)(10)	48,926	$1,981,503

		$1,981,503

Building and Development — 0.0%(4)
United Subcontractors, Inc.(3)(9)(10)	1,737	$27,066

		$27,066

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(3)(10)(11)	1,242	$107,905

		$107,905

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(9)(10)	105,043	$603,997

		$603,997

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(3)(9)(10)	157,585	$1,266,649
Sanitec Europe Oy E Units(3)(9)(10)	154,721	0

		$1,266,649

Investment Services — 0.0%
Safelite Realty Corp.(3)(10)(11)	20,048	$0

		$0

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(9)(10)	167,709	$1,970,577
Tropicana Entertainment, Inc.(9)(10)	40,751	802,387

		$2,772,964

Publishing — 0.2%
ION Media Networks, Inc.(3)(9)(10)	13,247	$8,652,676
MediaNews Group, Inc.(3)(9)(10)	66,239	1,703,664

		$10,356,340

Security	Shares	Value

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(9)(10)	466	$4,601,750

		$4,601,750

Total Common Stocks (identified cost $9,335,760)		$21,718,174

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(3)(10)(11)	284	$17,881

Total Preferred Stocks (identified cost $4,970)		$17,881

Warrants — 0.0%(4)

Security	Shares	Value

Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(9)(10)	5	$49,375

Total Warrants (identified cost $8,593)		$49,375

Short-Term Investments — 0.0%(4)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$1,230	$1,229,536

Total Short-Term Investments (identified cost $1,229,536)		$1,229,536

Total Investments — 121.7% (identified cost $8,615,298,103)		$8,660,158,838

Less Unfunded Loan Commitments — (0.2)%		$(17,424,407)

Net Investments — 121.5% (identified cost $8,597,873,696)		$8,642,734,431

Other Assets, Less Liabilities — (21.5)%		$(1,529,057,807)

Net Assets — 100.0%		$7,113,676,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Portfolio of Investments — continued

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2013, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $295,769,925 or 4.2% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(8)	When-issued security.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security (see Note 5).

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $8,596,644,160)	$8,641,504,895
Affiliated investment, at value (identified cost, $1,229,536)	1,229,536
Cash	36,184,533
Restricted cash*	17,490,986
Foreign currency, at value (identified cost, $35,572,658)	35,515,324
Interest receivable	30,373,428
Interest receivable from affiliated investment	4,608
Receivable for investments sold	25,432,217
Receivable for open forward foreign currency exchange contracts	1,635,704
Prepaid expenses	220,150
Total assets	$8,789,591,381

Liabilities
Notes payable	$1,375,000,000
Payable for investments purchased	269,781,813
Payable for when-issued securities	21,267,556
Payable for open forward foreign currency exchange contracts	5,229,761
Payable to affiliates:
Investment adviser fee	2,899,125
Trustees’ fees	5,667
Accrued expenses	1,730,835
Total liabilities	$1,675,914,757
Net Assets applicable to investors’ interest in Portfolio	$7,113,676,624

Sources of Net Assets
Investors’ capital	$7,072,748,027
Net unrealized appreciation	40,928,597
Total	$7,113,676,624

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest (net of foreign taxes, $39,293)	$289,454,760
Dividends	619,562
Interest allocated from affiliated investment	80,867
Expenses allocated from affiliated investment	(9,973)
Total investment income	$290,145,216

Expenses
Investment adviser fee	$24,812,333
Trustees’ fees and expenses	68,000
Custodian fee	1,279,752
Legal and accounting services	389,766
Interest expense and fees	10,942,347
Miscellaneous	242,030
Total expenses	$37,734,228
Deduct —
Reduction of custodian fee	$216
Total expense reductions	$216

Net expenses	$37,734,012

Net investment income	$252,411,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$26,699,039
Investment transactions allocated from affiliated investment	1,708
Swap contracts	(1,006,613)
Foreign currency and forward foreign currency exchange contract transactions	(12,844,616)
Net realized gain	$12,849,518
Change in unrealized appreciation (depreciation) —
Investments	$21,473,722
Swap contracts	950,947
Foreign currency and forward foreign currency exchange contracts	(2,668,097)
Net change in unrealized appreciation (depreciation)	$19,756,572

Net realized and unrealized gain	$32,606,090

Net increase in net assets from operations	$285,017,294

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$252,411,204	$124,527,673
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	12,849,518	12,670,929
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	19,756,572	60,873,374
Net increase in net assets from operations	$285,017,294	$198,071,976
Capital transactions —
Contributions	$3,754,947,379	$1,589,597,098
Withdrawals	(168,069,419)	(191,767,616)
Net increase in net assets from capital transactions	$3,586,877,960	$1,397,829,482

Net increase in net assets	$3,871,895,254	$1,595,901,458

Net Assets
At beginning of year	$3,241,781,370	$1,645,879,912
At end of year	$7,113,676,624	$3,241,781,370

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2013
Net increase in net assets from operations	$285,017,294
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(6,582,764,244)
Investments sold and principal repayments	1,768,752,801
Decrease in short-term investments, net	92,356,571
Net amortization/accretion of premium (discount)	(6,287,521)
Increase in restricted cash	(13,510,400)
Increase in dividends and interest receivable	(17,812,861)
Decrease in interest receivable from affiliated investment	1,026
Increase in receivable for open forward foreign currency exchange contracts	(1,605,408)
Increase in prepaid expenses	(92,559)
Decrease in other assets	9,802
Increase in payable for open forward foreign currency exchange contracts	3,916,812
Decrease in payable for open swap contracts	(950,947)
Increase in payable to affiliate for investment adviser fee	1,595,905
Increase in accrued expenses	1,164,453
Increase in unfunded loan commitments	11,165,623
Net change in unrealized (appreciation) depreciation from investments	(21,473,722)
Net realized gain from investments	(26,699,039)
Net cash used in operating activities	$(4,507,216,414)

Cash Flows From Financing Activities
Proceeds from capital contributions	$3,754,947,379
Payments for capital withdrawals	(168,069,419)
Proceeds from notes payable	1,350,000,000
Repayment of notes payable	(400,000,000)
Net cash provided by financing activities	$4,536,877,960

Net increase in cash*	$29,661,546

Cash at beginning of year(1)	$42,038,311

Cash at end of year(1)	$71,699,857

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$10,010,386

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(83,517).

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.52%	0.61%	0.65%	0.72%	0.76%
Interest and fee expense	0.22%	0.34%	0.39%	0.56%	1.31%
Total expenses	0.74%	0.95%	1.04%	1.28%	2.07%
Net investment income	4.97%	5.73%	5.31%	5.15%	5.97%
Portfolio Turnover	29%	37%	59%	37%	32%

Total Return	6.25%	9.94%	5.54%	14.14%	38.19%

Net assets, end of year (000’s omitted)	$7,113,677	$3,241,781	$1,645,880	$1,347,695	$1,263,528

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund) held an interest of 98.5% and 1.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

45

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

46

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments to the counterparty or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2013, the Portfolio’s investment adviser fee totaled $24,812,333 or 0.49% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $6,532,412,507 and $1,782,985,535, respectively, for the year ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,598,457,475

Gross unrealized appreciation	$81,927,740
Gross unrealized depreciation	(37,650,784)

Net unrealized appreciation	$44,276,956

5  Restricted Securities

At October 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of

47

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$107,905
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$107,905

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,881

Total Restricted Securities			$4,970	$125,786

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/29/13	British Pound Sterling 2,487,500	United States Dollar 3,991,244	Goldman Sachs International	$3,534	$—	$3,534
11/29/13	British Pound Sterling 1,995,000	United States Dollar 3,166,823	Goldman Sachs International	—	(31,360)	(31,360)
11/29/13	British Pound Sterling 44,624,692	United States Dollar 69,219,591	Goldman Sachs International	—	(2,318,217)	(2,318,217)
11/29/13	Canadian Dollar 19,519,428	United States Dollar 18,631,275	Citibank NA	—	(76,576)	(76,576)
11/29/13	Euro 70,739,694	United States Dollar 94,312,990	Citibank NA	—	(1,739,085)	(1,739,085)
11/29/13	Euro 4,686,725	United States Dollar 6,443,357	Goldman Sachs International	79,607	—	79,607
12/31/13	British Pound Sterling 45,047,829	United States Dollar 72,112,565	Citibank NA	—	(86,128)	(86,128)
12/31/13	Euro 1,830,000	United States Dollar 2,475,622	Citibank NA	—	(9,268)	(9,268)
12/31/13	Euro 104,501,263	United States Dollar 140,929,358	HSBC Bank USA	—	(969,127)	(969,127)
1/31/14	British Pound Sterling 49,245,885	United States Dollar 78,972,179	HSBC Bank USA	64,501	—	64,501
1/31/14	Euro 91,430,271	United States Dollar 125,643,936	Deutsche Bank	1,488,062	—	1,488,062

				$1,635,704	$(5,229,761)	$(3,594,057)

48

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $5,229,761. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $17,490,986 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,635,704, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,488,062. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $148,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,635,704	(1)	$(5,229,761	)(2)

Total		$1,635,704		$(5,229,761)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$(14,988,480	)(1)	$(2,311,404	)(2)
Interest Rate	Swap contracts	(1,006,613	)(3)	950,947	(4)

Total		$(15,995,093)		$(1,360,457)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts

49

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $385,628,000 and $11,538,000, respectively.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $1.7 billion ($1.5 billion prior to July 10, 2013, $1.3 billion prior to June 7, 2013, $1 billion prior to March 28, 2013 and $840 million prior to February 5, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2014, the Portfolio also pays a program fee of 0.80% (0.65% prior to March 28, 2013) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Prior to March 28, 2013, the Portfolio paid a commitment fee of 0.35% (0.45% if the outstanding loan amount was less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2013 totaled $9,122,910 and are included in interest expense in the Statement of Operations. At October 31, 2013, the Portfolio had borrowings outstanding under the Agreement of $1,375,000,000 at an interest rate of 0.22%. The carrying amount of the borrowings at October 31, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2013. For the year ended October 31, 2013, the average borrowings under the Agreement and the average interest rate (excluding fees) were $777,260,274 and 0.24%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Senior Debt Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,235,955,824	$6,858,466	$8,242,814,290
Corporate Bonds & Notes	—	337,589,827	262,729	337,852,556
Asset-Backed Securities	—	39,052,619	—	39,052,619
Common Stocks	802,387	6,572,327	14,343,460	21,718,174
Preferred Stocks	—	—	17,881	17,881
Warrants	—	49,375	—	49,375
Short-Term Investments	—	1,229,536	—	1,229,536

Total Investments	$802,387	$8,620,449,508	$21,482,536	$8,642,734,431

Forward Foreign Currency Exchange Contracts	$—	$1,635,704	$—	$1,635,704

Total	$802,387	$8,622,085,212	$21,482,536	$8,644,370,135

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,229,761)	$—	$(5,229,761)

Total	$—	$(5,229,761)	$—	$(5,229,761)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2013 is not presented.

At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

51

Senior Debt Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2013, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

52

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

53

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

54

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-12/13	FRASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$117,660	$120,160
Audit-Related Fees(1)	$0	$18,000
Tax Fees(2)	$20,310	$20,510
All Other Fees(3)	$930	$0

Total	$138,900	$158,670

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$21,240	$38,510
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 13, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 13, 2013